Segment Information - Schedule of Group’s Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Group’s Revenues [Line Items]
Total	$ 149,828	$ 150,222	$ 142,131
Offline Sales to Dealers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	85,896	84,894	72,614
Offline Sales to ODM Customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	51,064	53,972	57,970
Online Sales to Retail Customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	$ 12,868	$ 11,356	$ 11,547